Offerings - Offering: 1	Aug. 31, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 1,849,298,539.70
Fee Rate	0.01381%
Amount of Registration Fee	$ 255,388.13
Offering Note	Capitalized terms used below but not defined herein shall have the meanings assigned to such terms in the Agreement and Plan of Merger, dated as of July 20, 2026, by and among Personalis, Inc., Tempus AI, Inc., Aviary Development, Inc. and Toucan Development, LLC. (1) Aggregate number of securities to which transaction applies: As of August 15, 2026, the maximum number of shares of Company Common Stock to which this transaction applies is estimated to be 109,296,604, which consists of: (a) 93,836,923 shares of Company Common Stock (other than the Cancelled Shares and any Dissenting Shares); (b) 14,198,119 shares of Company Common Stock underlying Company Options; (c) 686,562 shares of Company Common Stock underlying outstanding Company RSU Awards; and (d) 575,000 shares of Company Common Stock underlying outstanding Company PSU Awards based on maximum-level performance. (2) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11 (set forth the amount on which the filing fee is calculated and state how it was determined): Estimated solely for the purposes of calculating the filing fee, as of August 15, 2026, the underlying value of the transaction was calculated based on the product of (a) $16.92, the average of the high and the low prices per share of Company Common Stock, as reported on the Nasdaq Global Market on August 28, 2026, which is within five business days prior to the filing of this Schedule 13E-3, and (b) 109,296,604, which is the estimated maximum number of shares of Company Common Stock, as calculated in accordance with footnote (1) above, to be exchanged for shares of Parent Class A Common Stock upon completion of the transactions contemplated by the Merger Agreement. (3) In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, the filing fee was determined by multiplying the transaction value by 0.00013810. (4) Tempus AI, Inc. previously paid $255,388.13 upon the filing of its Registration Statement on Form S-4 on August 31, 2026 in connection with the transaction reported hereby.